UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C., 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

 1.  Name and address of Issuer:
     The Canandaigua Funds
     (f/k/a   The  Canandaigua  National  Collective  Investment  Fund  for
        Qualified Trusts)
     72 South Main Street, Canandaigua, New York 14424


 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):           [ X ]



 3.  Investment Company Act File Number: 811-7322

     Securities Act File Number: 033-53698


 4(a). Last day of fiscal year for which this Form is filed: December 31, 1997*


 4(b). <square>Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


 4(c). <square>Check box if this is the last time the issuer will be filing this Form.


 5.  Calculation of registration fee*:

     (i)  Aggregate sale price of securities sold during the fiscal
          year pursuant to section 24(f):                       $1,586,676.72

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $ 522,506.74

     (iii) Aggregate price of securities redeemed
          or repurchased during any prior
          fiscal year ending no earlier than
          October 11, 1995 that were not
          previously used to reduce registration
          fees payable to the Commission:       $     -0-

     (iv) Total available redemption credits (add Items 5(ii)
          and 5(iii)):                                         -$  522,506.74

     (v)  Net sales - if Item 5(i) is greater than Item 5(iv)
          (subtract Item 5(iv) from Item 5(i)):                 $1,064,169.98

     (vi) Redemption credits available for use
          in future years - if Item 5(i) is less than
          Item 5(iv) (subtract Item 5(iv)
          from Item 5(i)):              $(    -0-    )

     (vii) Multiplier for determining registration fee (See
          Instruction C.9):                                     x .000295

     (viii) Registration fee due (multiply Item 5(v)
        by Item 5(vii))(enter "0" if no fee is due):               $  313.93



 6.  Prepaid Shares      (N/A)

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________



 7. Interest due -- if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D): (N/A)

                                                                  +$     -0-




 8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7):

                                                                 =$   313.93



 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Payment wired March 27, 1998 to SEC's account at Mellon Bank.

     Method of Delivery: [ X ] Wire Transfer for CIK #0000893730
                         [    ] Mail or other means


* NOTE: All calculations set forth herein are based on sales and redemptions of the issuer's shares for the period from August 9, 1997 through December 31, 1997 only, as the predecessor of the issuer filed notices on Form 24F-2 and 24F-1 on August 12 and 13, 1997, respectively, to pay the required registration fees for all shares sold during the period from January 1, 1997 through June 30, 1997 and from July 1, 1997 through August 8, 1997, respectively, pursuant to the requirements of Rules 24f-2 and 24f-1 as then in effect.


                            SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


          By:  /s/STEVEN H. SWARTOUT

               Steven H. Swartout, Secretary and Treasurer
               The Canandaigua Funds

          Date: March 27, 1998